Schedule of Prepaid Expenses and Other Current Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid expenses	¥ 96,691	¥ 6,850
Deposit	2,480	2,450
Consumption taxes receivable	15,102	3,725
Others		16
Total prepaid expenses and other current assets	¥ 114,273	¥ 13,041